Unaudited Interim Condensed Statements of Consolidated Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income (loss) for the period	$ (19,627)	$ (49,165)	[1]
Net loss for the period from discontinued operations	0	8,392
Net (loss) income for the period from continuing operations	(19,627)	(57,557)
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Amortization and depreciation	9,297	8,875
Net financial loss (gain)	(18,023)	10,246
Income tax	(455)	258
Expenses related to share-based payments	1,717	3,265
Provisions	(727)	671
Realized foreign exchange gain (loss)	(116)	15
Operating cash flows before change in working capital	(27,933)	(34,227)
Decrease (increase) in trade receivables and other current assets	47,929	996
Decrease (increase) in subsidies and tax receivables	(3,898)	(4,649)
(Decrease) increase in trade payables and other current liabilities	(664)	(7,441)
(Decrease) increase in deferred revenues and contract liabilities	8,749	180
Change in working capital	52,115	(10,915)
Interest received	4,684	1,416
Net cash flows provided by (used in) operating activities of continuing operations	28,865	(43,725)
Net cash flows provided by (used in) operating activities of discontinued operations	0	(3,644)
Net cash flows provided by (used in) operating activities	28,865	(47,369)
Cash flows from investment activities
Acquisition of intangible assets	(37)	(1,642)
Acquisition of property, plant and equipment	(1,256)	(483)
Net change in non-current financial assets	(102)	489
Sale (Acquisition) of current financial assets	(107,085)	0
Net cash flows provided by (used in) investing activities of continuing operations	(108,480)	(1,636)
Net cash flows provided by (used in) investing activities of discontinued operations	0	79
Cash flows provided by (used in) investment activities	(108,480)	(1,558)
Cash flows from financing activities
Increase in share capital of Cellectis after deduction of transaction costs	82,823	23,561
Increase in borrowings	16,207	22,507
Decrease in borrowings	(2,621)	(2,547)
Interest paid on financial debt	(388)	(155)
Payments on lease debts	(5,615)	(5,550)
Net cash flows provided by financing activities of continuing operations	90,406	37,817
Net cash flows provided by (used in) financing activities of discontinued operations		1,781
Net cash flows provided by (used in) financing activities	90,406	39,597
(Decrease) increase in cash and cash equivalents	10,792	(9,329)
Cash and cash equivalents at the beginning of the year	136,708	93,216
Effect of exchange rate changes on cash	1,542	499
Cash and cash equivalents at the end of the period	$ 149,042	$ 84,386

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)